Statement of Changes in Shareholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development Stage
Beginning Balance at Oct. 31, 2010
Beginning Balance, shares at Oct. 31, 2010
Shares of common stock issued at $0.01449 per share	25,000	138	24,862
Shares of common stock issued at $0.01449 per share, shares		1,380,000
Sale on July 14, 2011 of 4,800,000 units at $10 per unit, (including 4,257,425 shares subject to possible redemption)	48,000,000	480	47,999,520
Sale on July 14, 2011 of 4,800,000 units at $10 per unit, (including 4,257,425 shares subject to possible redemption), shares		4,800,000
Underwriters' discount and offering expenses	(2,122,769)		(2,122,769)
Sale on July 14, 2011 of 3,108,000 private placement warrants to the Sponsor at $0.75 per warrant	2,331,000		2,331,000
Forfeiture of Common stock due to non-exercise of the over-allotment option		(18)	18
Forfeiture of Common stock due to non-exercise of the over-allotment option, shares		(180,000)
Adjustment to the proceeds subject to possible redemption of 4,257,425 shares of common stock at redemption value	(43,005,205)		(43,005,205)
Offering expenses refund
Net loss attributable to common shareholders not subject to possible redemption	(88,713)			(88,713)
Balance at Oct. 31, 2011	5,139,313	600	5,227,426	(88,713)
Balance, shares at Oct. 31, 2011		6,000,000
Adjustment to the proceeds subject to possible redemption of 4,257,425 shares of common stock at redemption value	(10,947)		(10,947)
Offering expenses refund	(13,540)		13,540
Net loss attributable to common shareholders not subject to possible redemption	(396,145)			(396,145)
Balance at Oct. 31, 2012	$ 4,745,761	$ 600	$ 5,230,019	$ (484,858)
Balance, shares at Oct. 31, 2012		6,000,000